Administration expenses	6 Months Ended
Jun. 30, 2025
Administration Expenses
Administration expenses

6. Administration expenses

Administration expenses for the period ended 30 June 2025 reflects expenses are split approximately 50:50 between QIND and the remaining entities in the group and relate to direct operating costs of Al Shola Gas, as well as professional fees and salaries of the Group.

For the period ended 30 June 2024, administration expenses related entirely to Fusion Fuel Portugal. As such, figures recorded in 2025 and the prior year are not considered comparable.

	For the 6 month period ended June 30, 2025	For the 6 month period ended June 30, 2024
	€’000	€’000
Wages and salaries	2,363	3,677
Depreciation and amortization	85	1,535
Professional fees	1,070	515
Consulting fees	-	326
Other expenses	968	962
	4,486	7,015